Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Liabilities Recognized Related to Restructuring Plan	The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$—	$—	$—	$—
Additions	19.5	2.3	10.3	32.1
Cash payments	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—

Balance, December 31, 2021	19.5	2.3	10.3	32.1

Expense estimated to be recognized for the 2021 Restructuring Plan	$62.0	$167.0	$11.0	$240.0
 The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2018	$—	$—	$—	$—
Additions	22.3	—	12.2	34.5
Cash Payments	—	—	(8.1)	(8.1)

Balance, December 31, 2019	22.3	—	4.1	26.4

Additions	49.6	15.8	33.1	98.5
Cash payments	(35.5)	(4.9)	(22.1)	(62.5)
Foreign currency exchange rate changes	1.4	—	—	1.4

Balance, December 31, 2020	37.8	10.9	15.1	63.8

Additions	7.3	18.5	49.2	75.0
Cash payments	(28.7)	(12.9)	(64.2)	(105.8)
Foreign currency exchange rate changes	(1.6)	—	(0.1)	(1.7)

Balance, December 31, 2021	$14.8	$16.5	$—	$31.3

Expense incurred since the start of the 2019 Restructuring Plan	$79.2	$34.3	$94.5	$208.0
Expense estimated to be recognized for the 2019 Restructuring Plan	$175.0	$40.0	$145.0	$360.0